DISCLOSURE OF OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure of shareholders composition to the amount of shares owned explanatory [Table Text Block]	as of December 31, 2021, the shareholders composition according to the amount of shares owned is as follows:

Shareholders	Shares	%
Empresas Copec S.A.	120,474,249	99.99991616%
AntarChile S.A.	101	0.00008384%

	120,474,350	100.00000000%

Disclosure of issued capital [text block]

	12-31-2021	12-31-2020

Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	120,474,350	117,223,375
Nominal Value of Shares by Type of Capital in Ordinary Shares	U.S.$ 6.6704 per share	U.S.$5. 1493 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$ 803,618	ThU.S.$ 603,618

	12-31-2021	12-31-2020
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	120,474,350	117,223,375

Disclosure of detailed information about other financial information [Text Block]
The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2021, 2020 and 2019 are as follows:

	January - December
	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Classes of Other Income
Other Income, Total	378,977	283,816	232,393
Gain from changes in fair value of biological assets (note 20)	81,986	182,950	154,705
Net income from insurance compensation	1,101	3,007	2,098
Revenue from export promotion	1,608	951	1,185
Lease income	1,689	1,625	1,995
Gain on sales of assets (*)	241,662	28,299	15,685
Access easement	308	14,020	296
Recovery of tax credits	1,674	23,372	—
Compensations received	7,018	964	1,210
Gain on sales of associates	20,381	—	40,842
Other operating results	21,550	28,628	14,377

Classes of Other Expenses by activity
Total of Other Expenses by activity	(192,101)	(182,883)	(203,698)
Provision Legal expenses	(8,466)	(5,899)	(5,465)
Impairmert provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(76,218)	(66,821)	(115,812)
Operating expenses related to staff restructuring or from plants stoppage or closed	(5,875)	(26,148)	(20,301)
Expenses related to projects	(20,663)	(15,791)	(13,407)
Loss of asset sales	(9,996)	(9,733)	(11,783)
Loss and repair of assets	(1,700)	(4,342)	(1,287)
Loss of forest due to fires	(38,133)	(21,530)	(7,541)
Other Taxes	(17,666)	(16,613)	(15,835)
Research and development expenses	(2,903)	(3,012)	(3,851)
Fines, readjustments and interests	(241)	(864)	(1,513)
Loss on sale of permanent investments	(431)	—	—
Loss of tax credits	(491)	(1,069)	—
Other expenses	(9,318)	(11,061)	(6,903)

Classes of financing income
Financing income, total	33,499	29,449	32,582
Financial income from mutual funds - term deposits	30,720	16,099	21,841
Financial income resulting from financial instruments	39	825	490
Other financial income	2,740	12,525	10,251

Classes of financing costs
Financing costs, Total	(219,982)	(268,179)	(273,639)
Interest expense, Banks loans	(25,752)	(28,869)	(34,576)
Interest expense, Bonds	(127,707)	(171,834)	(178,801)
Interest expense, other financial instruments	(23,367)	(30,083)	(28,326)
Interest expence for right-of-use	(8,042)	(9,404)	(11,436)
Other financial costs	(35,114)	(27,989)	(20,500)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	31,386	2,317	7,775
Investments in associates	330	4,821	7,416
Joint ventures	31,056	(2,504)	359

(*)	Includes ThU.S.$ 229,866 for sales of lands (see Note 22).

Disclosure of expenses by nature [text block]
The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
Cost of sales (*)	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Timber	773,732	844,548	879,583
Forestry labor costs and other services	554,460	467,595	547,749
Depreciation and amortization	401,672	412,750	409,442
Depreciation for right of use	43,284	57,785	64,434
Maintenance costs	261,143	225,691	294,853
Chemical costs	546,048	444,429	557,074
Sawmill Services	113,592	102,663	140,220
Other Raw Materials	243,882	212,872	236,250
Other Indirect costs	127,751	118,721	149,853
Energy and fuel	201,949	168,782	212,655
Cost of electricity	36,927	32,200	34,871
Staff expenses	377,163	357,248	383,394
Total	3,681,603	3,445,284	3,910,378

(*)
Total amount is comprised of the cost of inventory sales for ThU.S.$ 3,599,477 (ThU.S.$3,381,471 and ThU.S.$ $ 3,838,433 at December 31, 2020 and 2019, respectively) and the cost of rendering services for ThU.S.$ 82,126 (ThU.S.$ 63,813 and ThU.S.$ 71,945 at December 31, 2020 and 2019, respectively).

	January – December
Distribution cost	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Selling costs	38,467	35,847	38,097
Commissions	14,566	13,846	13,573
Insurance	4,236	3,521	4,405
Provision for doubtful accounts	758	1,427	981
Other selling costs	18,907	17,053	19,138
Shipping and freight costs	644,529	499,857	548,776
Port services	52,132	41,731	36,145
Freights	555,357	414,153	472,542
Depreciation for right of use	2,291	1,664	1,792
Other shipping and freight costs (internment, warehousing, stowage, customs and other costs)	34,749	42,309	38,297
Total	682,996	535,704	586,873

	January – December
Administrative expenses	2021 ThU.S.$	2020 ThU.S.$	2019 ThU.S.$
Wages and salaries	248,079	210,708	229,224
Marketing, advertising, promotion and publications expenses	12,601	10,037	18,127
Insurances	23,749	23,297	19,825
Depreciation and amortization	37,715	33,753	29,412
Depreciation for right of use	7,061	8,006	10,775
Computer services	32,614	32,473	34,931
Lease rentals (offices, other property and vehicles)	5,264	5,282	7,038
Donations, contributions, scholarships	9,264	14,879	9,980
Fees (legal and technical advisors)	38,124	38,701	47,889
Property taxes, city permits and rights	24,522	19,206	16,371
Cleaning services, security services and transportation	33,336	28,108	22,959
Third-party variable services (maneuvers, logistics)	44,325	36,535	40,432
Basic services (electricity, telephone, water)	4,605	4,686	7,580
General and other minor expenses (mainly PCR testing)	14,455	4,102	1,957
Maintenance and repair	8,040	6,448	7,238
Seminars, courses, training materials	2,908	1,906	3,091
Travels, clothing and safety equipment, environmental expenses, audits and others	30,485	32,010	47,209
Total	577,147	510,137	554,038